UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 July 27, 2010 to August 25, 2010

 Commission File Number of issuing entity: 333-159791-02

 Sequoia Mortgage Trust 2010-H1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-159791-01

 Sequoia Residential Funding, Inc.
 (Exact name of depositor as specified in its charter)

 RWT Holdings, Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 38-3813659
 38-3813660
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  A-IO                                 _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________
  LT-R                                 _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On August 25, 2010, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 As described in the Form 10-D Report for the July 26, 2010 distribution, the proceeds from the repurchase of five loans by CitiMortgage in July 2010 are included in the Available Distribution Amount for the August 25, 2010 distribution.

 Part II - OTHER INFORMATION

 Item 2. Legal Proceedings.

 On August 18, 2010, Sequoia Residential Funding, Inc. ("Sequoia") received service of process with respect to a claim filed in Superior Court for the State of California in San Francisco (case no. CGC-10-501610) by The Charles Schwab Corporation ("Schwab"). Schwab sued Sequoia and 26 other named defendants (collectively, the "Defendants") in relation to residential mortgage-backed securities ("RMBS") sold or issued by Defendants. With respect to Sequoia, Schwab alleges a claim of negligent misrepresentation under California state law and seeks unspecified damages with respect to a mortgage pass-through certificate (or, RMBS) issued through the Sequoia RMBS platform as part of the Sequoia Mortgage Trust 2005-4 securitization transaction.
 Among other things, Schwab alleges that Sequoia made untrue statements or omissions regarding this RMBS and the loans securitized in this securitization transaction, including untrue statements or omissions regarding (1) loan-to-value ratios of these mortgage loans and the appraisals of the properties that secured these mortgage loans, (2) occupancy status of those properties, (3) underwriting standards of the originators of these mortgage loans, and (4) ratings assigned to this RMBS. This RMBS was issued with an original principal amount of approximately $14.8 million and, as of September 1, 2010, had a remaining outstanding principal balance of approximately $3.5 million. Sequoia believes that this claim is without merit and intends to defend the action vigorously.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1, relating to the August 25, 2010 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Sequoia Residential Funding, Inc.

 (Depositor)

 /s/ John Isbrandtsen
 John Isbrandtsen, Vice President

 Date: September 3, 2010


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1, relating to the August 25, 2010 distribution.